Property and Equipment, and Investment Properties	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment And Investment Property Abstract [Abstract]
Disclosure Of Property Plant And Equipment And Investment Property Explanatory

14. Property and Equipment, and Investment Properties

14.1 Property and Equipment

14.1.1 Details of property and equipment as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	2,431,812	￦	—	￦	(1,018)	￦	2,430,794
Buildings		2,265,929		(757,147)		(5,859)		1,502,923
Leasehold improvements		865,531		(749,407)		—		116,124
Equipment and vehicles		1,867,739		(1,487,386)		—		380,353
Construction in-progress		86,303		—		—		86,303
Right-of-use assets		854,327		(302,269)		(1,178)		550,880

	￦	8,371,641	￦	(3,296,209)	￦	(8,055)	￦	5,067,377

	December 31, 2020
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	2,611,604	￦	—	￦	(1,018)	￦	2,610,586
Buildings		2,607,957		(830,516)		(5,859)		1,771,582
Leasehold improvements		929,120		(833,293)		—		95,827
Equipment and vehicles		2,040,100		(1,699,442)		—		340,658
Construction in-progress		44,190		—		—		44,190
Right-of-use assets		1,094,876		(524,165)		—		570,711

	￦	9,327,847	￦	(3,887,416)	￦	(6,877)	￦	5,433,554

14.1.2 Changes in property and equipment for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Beginning		Acquisition		Transfer[1]		Disposal		Depreciation[2]		Business Combination		Others		Ending
	(In millions of Korean won)
Land	￦	2,432,041	￦	7,334	￦	(3,957)	￦	(4,907)	￦	—	￦	—	￦	283	￦	2,430,794
Buildings		1,330,211		10,908		220,535		(9,964)		(55,669)		—		6,902		1,502,923
Leasehold improvements		122,309		13,398		58,645		(338)		(77,948)		—		58		116,124
Equipment and vehicles		280,624		283,896		(4)		(526)		(183,900)		—		263		380,353
Construction in-progress		88,618		293,204		(288,136)		—		—		—		(7,383)		86,303
Right-of-use assets		589,188		379,934		19		(153,034)		(281,404)		—		16,177		550,880

	￦	4,842,991	￦	988,674	￦	(12,898)	￦	(168,769)	￦	(598,921)	￦	—	￦	16,300	￦	5,067,377

	2020
	Beginning		Acquisition		Transfer[1]		Disposal		Depreciation2		Business Combination		Others		Ending
	(In millions of Korean won)
Land	￦	2,430,794	￦	6,475	￦	(116,264)	￦	(2,578)	￦	—	￦	295,421	￦	(3,262)	￦	2,610,586
Buildings		1,502,923		43,592		190,917		(4,442)		(61,339)		100,984		(1,053)		1,771,582
Leasehold improvements		116,124		13,348		34,596		(574)		(73,394)		5,087		640		95,827
Equipment and vehicles		380,353		161,515		3,705		(1,990)		(221,697)		19,873		(1,101)		340,658
Construction in-progress		86,303		229,927		(291,336)		—		—		20,022		(726)		44,190
Right-of-use assets		550,880		426,405		53		(203,376)		(272,686)		55,656		13,779		570,711

	￦	5,067,377	￦	881,262	￦	(178,329)	￦	(212,960)	￦	(629,116)	￦	497,043	￦	8,277	￦	5,433,554

[1]	Includes transfers with investment properties and assets held for sale.
[2]	Includes depreciation expenses amounting to ￦ 111 million and ￦ 123 million recorded as other operating expenses for the years ended December 31, 2019 and 2020, respectively.

14.1.3 Changes in accumulated impairment losses of property and equipment for the years ended December 31, 2019 and 2020, are as follows:

	2019

	Beginning		Impairment		Reversal		Disposal and others		Ending
	(In millions of Korean won)
Accumulated impairment losses of property and equipment	￦	(6,877)	￦	—	￦	—	￦	—	￦	(6,877)
Accumulated impairment losses of right-of-use assets		—		(1,178)		—		—		(1,178)

	￦	(6,877)	￦	(1,178)	￦	—	￦	—	￦	(8,055)

	2020
	Beginning		Impairment		Reversal		Disposal and others		Ending
	(In millions of Korean won)
Accumulated impairment losses of property and equipment	￦	(6,877)	￦	(12)	￦	—	￦	12	￦	(6,877)
Accumulated impairment losses of right-of-use assets		(1,178)		—		—		1,178		—

	￦	(8,055)	￦	(12)	￦	—	￦	1,190	￦	(6,877)

14.2 Investment Properties

14.2.1 Details of investment properties as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	1,537,240	￦	—	￦	—	￦	1,537,240
Buildings		1,463,736		(172,988)		—		1,290,748

	￦	3,000,976	￦	(172,988)	￦	—	￦	2,827,988

	December 31, 2020
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	1,568,508	￦	—	￦	(410)	￦	1,568,098
Buildings		1,092,737		(122,833)		(4,463)		965,441

	￦	2,661,245	￦	(122,833)	￦	(4,873)	￦	2,533,539

14.2.2 Valuation techniques and inputs that are used to measure the fair value of investment properties as of December 31, 2020, are as follows:

December 31, 2020
	Fair value	Valuation techniques	Inputs
(In millions of Korean won)
Land and buildings	￦ 92,128	Cost approach method	- Price per square meter - Replacement cost
	1,141,121	Market comparison method	- Price per square meter
	1,248,604	Cash flow approach	- Prospective rental market growth rate - Period of vacancy - Rental rate - Discount rate and others
	230,800	Income approach	- Discount rate - Capitalization rate - Vacancy rate

Fair value of the investment properties amounts to ￦ 3,032,726 million and ￦ 2,712,653 million as of December 31, 2019 and 2020, respectively. The investment properties were measured by qualified independent appraisers with experience in valuing similar properties in the same area. In addition, per fair value hierarchy in Note 6.1.2, fair value hierarchy of all investment properties has been classified as Level 3.

Rental income from the above investment properties for the years ended December 31, 2019 and 2020, amounts to ￦ 129,944 million and ￦ 157,652 million, respectively.

14.2.3 Changes in investment properties for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Beginning		Acquisition		Transfer		Disposal		Depreciation		Others		Ending
	(In millions of Korean won)
Land	￦	972,562	￦	580,255	￦	(3,374)	￦	(13,318)	￦	—	￦	1,115	￦	1,537,240
Buildings		1,147,249		225,833		(8,861)		(50,780)		(36,877)		14,184		1,290,748

	￦	2,119,811	￦	806,088	￦	(12,235)	￦	(64,098)	￦	(36,877)	￦	15,299	￦	2,827,988

	2020
	Beginning		Acquisition		Transfer		Disposal		Depreciation		Business combination		Others		Ending
	(In millions of Korean won)
Land	￦	1,537,240	￦	34,529	￦	61,383	￦	(167,015)	￦	—	￦	106,944	￦	(4,983)	￦	1,568,098
Buildings		1,290,748		18,667		37,694		(378,332)		(38,717)		42,169		(6,788)		965,441

	￦	2,827,988	￦	53,196	￦	99,077	￦	(545,347)	￦	(38,717)	￦	149,113	￦	(11,771)	￦	2,533,539